Unaudited Condensed Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Cash flows from operating activities
Net income	¥ 150,601	$ 22,484	¥ 163,011
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property and equipment	529	79	356
Amortization of intangible assets	3,557	531	2,044
Provision for doubtful accounts	3,101	463	3,645
Loss from disposal of property and equipment	1		2
Deferred tax benefit	(629)	(94)	(286)
Change in fair value of contingent consideration	(10,790)	(1,611)	(23,545)
Change in fair value of warrant liabilities	(8,382)	(1,251)	(10,854)
Change in fair value of investment	(1,464)	(219)	(27,608)
Share based compensation	7,437	1,110
Amortization of right-of-use assets	2,219	331
Changes in operating assets and liabilities
Accounts receivable	(174,208)	(26,009)	(5,528)
Prepaid expense and other current assets	8,579	1,281	(11,226)
Long term deposits and other assets	79	12	(12)
Accounts payable	19,150	2,859	(21,303)
Deferred revenue	51,338	7,665	18,021
Accrued salary and employee benefits	(14,308)	(2,136)	(8,918)
Accrued expenses and other current liabilities	(22,374)	(3,340)	(2,334)
Income tax payable	1,761	263	3,837
Lease liabilities	(2,576)	(385)
Net cash provided by operating activities	13,621	2,033	79,302
Cash flows from investing activities
Cash acquired from acquisition	9,707	1,449
Payment for Weiliantong Acquisition	(13,800)	(2,060)
Payment for long term investment	(75,000)	(11,197)	(43,958)
Purchase of property and equipment and intangible assets	(890)	(133)	(578)
Net cash used in investing activities	(79,983)	(11,941)	(44,536)
Cash flows from financing activities
Net proceeds from private placement			15,284
Loan to related parties			12,310
Net cash provided by financing activities			27,594
Effect of foreign exchange rate changes on cash	843	127	(325)
Net increase (decrease) in cash and cash equivalents	(65,519)	(9,781)	62,035
Cash and cash equivalents at beginning of the year	240,947	35,972	224,768
Cash and cash equivalents at end of the year	175,428	26,191	286,803
Supplemental disclosures of cash flow information:
Income taxes paid	6,160	920	7,178
Supplemental non-cash investing and financing information:
Conversion of convertible notes and rights			13,452
Issuance of Class A ordinary shares for Weiliantong acquisition	148,283	22,138
Issuance of Class A ordinary shares for achievement of earnout target	117,264	17,507	200,100
Issuance of Class B ordinary shares for achievement of earnout target	10,855	1,621
Right-of-assets obtained in exchange for operating lease obligations	¥ 13,383	$ 1,998